Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 TWD ($) $ / shares	Dec. 31, 2018 TWD ($) $ / shares
Statement [LineItems]
Revenue	$ 23,011,381	$ 819,493	$ 20,337,881	$ 18,480,027
Cost of revenue	(17,979,208)	(640,285)	(16,411,742)	(15,050,032)
Gross profit	5,032,173	179,208	3,926,139	3,429,995
Sales and marketing expenses	(56,978)	(2,029)	(56,076)	(53,451)
General and administrative expenses	(528,759)	(18,830)	(498,241)	(485,068)
Research and development expenses	(1,015,512)	(36,165)	(1,007,631)	(939,269)
Other income (expenses), net	135,578	4,828	92,928	147,514
Operating profit	3,566,502	127,012	2,457,119	2,099,721
Interest income	27,778	989	64,368	49,971
Other income	21,157	753	10,759	8,390
Other gains and losses	(323,267)	(11,512)	(148,414)	114,709
Finance costs	(171,482)	(6,107)	(180,262)	(190,248)
Share of loss of associates and joint ventures accounted for using equity method	(147,329)	(5,247)	(154,926)	(300,101)
Gain on disposal of investment accounted for using equity method			973,609
Profit before income tax	2,973,359	105,888	3,022,253	1,782,442
Income tax expense	(594,381)	(21,167)	(513,679)	(456,618)
Profit for the year	2,378,978	84,721	2,508,574	1,325,824
Other comprehensive income (loss):
(Loss) profit on remeasurements of defined benefit plans	(51,990)	(1,851)	20,916	(59,961)
Unrealized gain (loss) on valuation of equity instruments at fair value through other comprehensive income	140,199	4,993	(52,549)	85,022
Share of other comprehensive (loss) income of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss	23,143	824	5,732	(2,687)
Income tax effect on components that will not be reclassified to profit or loss	(24,396)	(869)	2,833	(4,126)
Net other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods	86,956	3,097	(23,068)	18,248
Exchange differences on translation of foreign operations	28,352	1,010	(104,198)	(51,077)
Net other comprehensive (loss) income that will be reclassified to profit or loss in subsequent periods	28,352	1,010	(104,198)	(51,077)
Other comprehensive (loss) income for the year, net of income tax	115,308	4,107	(127,266)	(32,829)
Total comprehensive income for the year, net of income tax	$ 2,494,286	$ 88,828	$ 2,381,308	$ 1,292,995
Ordinary shares [member]
Other comprehensive income (loss):
Earnings per share — basic | (per share)	$ 3.27	$ 0.12	$ 3.45	$ 1.65
Earnings per share — diluted | (per share)	3.23	0.11	3.40	1.63
American depositary share (each representing 20 common shares) [member]
Other comprehensive income (loss):
Earnings per share — basic | (per share)	65.42	2.33	69.00	33.03
Earnings per share — diluted | (per share)	$ 64.57	$ 2.30	$ 68.06	$ 32.59